Related Party Transactions - Schedule of related party (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
NetEase Group [Member]
Related Party Transaction [Line Items]
Relationships with the Group	Control or under common control	Control or under common control	Control or under common control